Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	6,593,229
Proposed Maximum Offering Price per Unit	10.91
Maximum Aggregate Offering Price	$ 71,932,128.39
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,258.10
Offering Note	Pursuant to Rule 416(a), an indeterminable number of additional securities are also being registered to prevent dilution resulting from share subdivisions, share dividends or similar transactions. Capitalized terms used but not defined herein have the meanings given to them in the proxy statement/prospectus forming a part of this registration statement.

Represents 6,593,229 PubCo Class A Ordinary Shares issuable in connection with the SPAC Merger in exchange for all UYSC Ordinary Shares and UYSC Rights issued and outstanding immediately prior to the SPAC Merger, assuming no redemptions by Public Shareholders, consisting of (i) 5,366,060 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares on a one-for-one basis, including (1) 3,312,712 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares held by Public Shareholders; (2) 1,437,500 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares held by the Initial Shareholders, including 1,207,500 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares held by the Sponsor; (3) 240,848 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares underlying the Private Units; (4) 230,000 PubCo Class A Ordinary Shares issuable in exchange for the Representative Shares held by Maxim Group, LLC; (5) 45,000 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares included in the UYSC Units to be issued to Sun Peisha, a designee of the Sponsor, upon conversion of the Extension Note; and (6) up to 100,000 PubCo Class A Ordinary Shares issuable in exchange for UYSC Ordinary Shares included in the UYSC Units issuable to the Sponsor upon conversion of the Amended Sponsor Note, assuming conversion of the maximum principal amount of US$1,000,000 thereunder at a conversion price of US$10.00 per unit; and (ii) 1,227,169 PubCo Class A Ordinary Shares issuable in exchange for 6,135,848 UYSC Rights, each UYSC Right being exchanged for one-fifth (1/5) of one PubCo Class A Ordinary Share, including (7) 1,150,000 PubCo Class A Ordinary Shares issuable in exchange for 5,750,000 UYSC Rights included in the UYSC Units sold in UYSC’s initial public offering; (8) 48,169 PubCo Class A Ordinary Shares issuable in exchange for 240,848 Private Rights held by the Sponsor; (9) 9,000 PubCo Class A Ordinary Shares issuable in exchange for 45,000 UYSC Rights included in the UYSC Units to be issued to Sun Peisha upon conversion of the Extension Note; and (10) up to 20,000 PubCo Class A Ordinary Shares issuable in exchange for up to 100,000 UYSC Rights included in the UYSC Units issuable to the Sponsor upon conversion of the Amended Sponsor Note, assuming conversion of the maximum principal amount of US$1,000,000 thereunder at a conversion price of US$10.00 per unit.

Estimated pursuant to Rule 457(c) solely for the purpose of computing the amount of the registration fee, and based on $10.91 per share, the average of the high ($10.91) and low ($10.91) prices of the UYSC Ordinary Shares on the Nasdaq Capital Market as of October 16, 2026, within 5 business days prior to the date of filing of this registration statement. With respect to the PubCo Class A Ordinary Shares issuable in exchange for UYSC Rights, such price has been applied to the number of PubCo Class A Ordinary Shares issuable in exchange for such UYSC Rights. No cash will be paid or received by PubCo in connection with the exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	80,950,283
Maximum Aggregate Offering Price	$ 14,664.91
Fee Rate	0.0087%
Amount of Registration Fee	$ 1.28
Offering Note	Pursuant to Rule 416(a), an indeterminable number of additional securities are also being registered to prevent dilution resulting from share subdivisions, share dividends or similar transactions. Capitalized terms used but not defined herein have the meanings given to them in the proxy statement/prospectus forming a part of this registration statement.

Represents 80,950,283 PubCo Class A Ordinary Shares issuable to the Isdera Group Shareholders, as part of the 92,000,000 Closing Payment Shares, in exchange for all issued and outstanding Isdera Group Ordinary Shares in connection with the Acquisition Merger.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Isdera Group is a private company, no market exists for its securities, and it had an accumulated capital deficit as of March 31, 2026. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the 100,000,000 ordinary shares of Isdera Group, par value US$0.0005 per share, expected to be exchanged in the Business Combination or US$16,666.67. The 100,000,000 ordinary shares of Isdera Group will be exchanged for an aggregate of 92,000,000 PubCo Ordinary Shares, consisting of 80,950,283 PubCo Class A Ordinary Shares and 11,049,717 PubCo Class B Ordinary Shares. The proposed maximum aggregate offering price of US$16,666.67 has been allocated between the PubCo Class A Ordinary Shares and the PubCo Class B Ordinary Shares registered hereby pro rata based on the number of shares of each class to be issued, resulting in US$14,664.91 and US$2,001.76, respectively. No cash will be paid or received by PubCo in connection with the exchange.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	4,324,000
Maximum Aggregate Offering Price	$ 783.33
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.07
Offering Note	Pursuant to Rule 416(a), an indeterminable number of additional securities are also being registered to prevent dilution resulting from share subdivisions, share dividends or similar transactions. Capitalized terms used but not defined herein have the meanings given to them in the proxy statement/prospectus forming a part of this registration statement.

Represents 4,324,000 PubCo Class A Ordinary Shares to be issued upon the Closing to Keltwin International Limited, financial advisor to UYSC in connection with the Business Combination, as compensation for its services.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Isdera Group is a private company, no market exists for its securities, and it had an accumulated capital deficit as of March 31, 2026. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the 100,000,000 ordinary shares of Isdera Group, par value US$0.0005 per share, expected to be exchanged in the Business Combination or US$16,666.67. No cash will be paid or received by PubCo in connection with the exchange.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	4,300,000
Maximum Aggregate Offering Price	$ 778.99
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.07
Offering Note	Pursuant to Rule 416(a), an indeterminable number of additional securities are also being registered to prevent dilution resulting from share subdivisions, share dividends or similar transactions. Capitalized terms used but not defined herein have the meanings given to them in the proxy statement/prospectus forming a part of this registration statement.

Represents 4,300,000 PubCo Class A Ordinary Shares to be issued upon the Closing to Chiyue Automobile Limited, financial advisor to Isdera Group in connection with certain financings following the Business Combination, as compensation for its services.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. Isdera Group is a private company, no market exists for its securities, and it had an accumulated capital deficit as of March 31, 2026. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the 100,000,000 ordinary shares of Isdera Group, par value US$0.0005 per share, expected to be exchanged in the Business Combination or US$16,666.67. No cash will be paid or received by PubCo in connection with the exchange.